Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	6 Months Ended
	Sep. 14, 2012	Jun. 30, 2012 claims	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Initial public offering date		Apr. 26, 2011
Years to identify conditions for indemnification (years)	5 years
Aggregate annual deductible		$ 0.50	$ 0.25
Number of outstanding lawsuits, administrative proceedings and governmental investigations (claims)		0
Environmental liabilities retained by Sponsor		$ 0.5		$ 3.9